Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Leases
Depreciation - right-of-use assets	£ (328)	£ (586)	£ (639)	£ (1,020)
Interest expense (included in finance cost)	(72)	(41)	(348)	(64)
Expense relating to short-term leases (included in operating expenses)	(62)	(99)	(134)	(194)
Property
Leases
Depreciation - right-of-use assets	(215)	(361)	(431)	(730)
Plant and machinery
Leases
Depreciation - right-of-use assets	£ (113)	£ (225)	£ (208)	£ (290)